Convertible Notes Payable (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2011 March 2011 Notes (10% secured convertible promissory notes) N	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333		$ 2,050,000			$ 2,250,000
Common stock issued to notes payable holders						112,500
Aggregate amount interest						129,000
Common stock issued to notes payable holders under piggyback registration rights						112,500
Additional penalty on any unpaid amount for each 30 day period (in percent)						2.00%
Maximum aggregate interest rate (in percent)						20.00%
Repayments of convertible promissory notes	$ 2,175,000		$ 2,725,904	$ 92,223	$ 200,000
Number of note holders to payment made					1